Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,514	$ 1,405
Other comprehensive income ( loss)
Unrealized foreign currency translation gains (losses), net of hedging activities and income tax recovery (expense) of $15 million and $(2) million, respectively	1,100	(93)
Other, net of income tax expense of $21 million and $3 million, respectively	73	8
Other comprehensive loss	1,173	(85)
Comprehensive income	2,687	1,320
Comprehensive income attributable to:
Non-controlling interests	245	100
Preference equity shareholders	64	63
Common equity shareholders	2,378	1,157
Comprehensive income	$ 2,687	$ 1,320